Filed pursuant to Rule 497(e)

Registration Nos. 333-264478; 811-23793

Defiance Daily Target 2X Long Copper ETF (COPZ)

Defiance Daily Target 2X Long Carbon ETF (CRBX)

Defiance Daily Target 2X Long Lithium ETF (LITX)

Defiance Daily Target 2X Long Solar ETF (TANX)

Defiance Daily Target 2X Long Uranium ETF (URAX)

(the “Funds”)

listed on NYSE Arca inc.

October 3, 2024

Supplement to the Prospectus and

Statement of Additional Information (SAI),

each dated May 22, 2024

Effective immediately, all references to the Funds’ fiscal year end throughout the Prospectus and SAI are hereby deleted and replaced with April 30, with the first fiscal year ending April 30, 2025.

Please retain this Supplement for future reference.